Document and Entity Information	0 Months Ended
Aug. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 30, 2013
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Aug. 30, 2013
Document Effective Date	Aug. 30, 2013
Prospectus Date	Jun. 28, 2013
The Appleton Group PLUS Fund | Investor Class
Risk/Return:
Trading Symbol	AGPLX